S000093944 [Member] N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 26, 2025